Exhibit 99.2

Ford Credit Auto Lease Trust 2022-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of March 31, 2024

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2024, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2024, leases with a total base residual value of $32,082,830.21 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2024. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31, 2024
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2024-	March	$540,638,996.12
	April	$476,194,331.14	$10,001,890.43	15.81%	$58,215,866.60	11.59%
	May	$437,609,763.30	$9,293,526.03	14.69%	$32,824,055.47	6.53%
	June	$399,907,385.21	$8,600,561.75	13.60%	$32,348,589.90	6.44%
	July	$360,339,641.30	$7,822,135.63	12.37%	$34,712,647.81	6.91%
	August	$313,977,455.44	$6,894,799.13	10.90%	$42,140,904.61	8.39%
	September	$251,864,674.41	$5,587,590.24	8.83%	$58,854,732.07	11.72%
	October	$197,267,395.88	$4,424,533.11	6.99%	$52,041,361.84	10.36%
	November	$139,820,246.43	$3,222,653.91	5.09%	$55,687,889.32	11.09%
	December	$87,859,964.76	$2,112,171.59	3.34%	$50,885,371.94	10.13%
2025-	January	$46,507,904.56	$1,215,771.63	1.92%	$40,788,136.85	8.12%
	February	$36,508,120.46	$970,082.96	1.53%	$9,374,777.85	1.87%
	March	$26,789,992.19	$725,234.64	1.15%	$9,263,802.50	1.84%
	April	$16,537,291.22	$483,868.73	0.76%	$9,967,621.12	1.98%
	May	$14,030,102.92	$419,095.00	0.66%	$2,210,795.50	0.44%
	June	$12,638,131.65	$380,403.24	0.60%	$1,115,674.00	0.22%
	July	$11,160,133.00	$341,949.77	0.54%	$1,229,829.60	0.24%
	August	$9,381,164.13	$294,868.68	0.47%	$1,566,918.10	0.31%
	September	$6,889,793.30	$221,574.20	0.35%	$2,339,419.00	0.47%
	October	$4,257,977.92	$138,670.44	0.22%	$2,544,288.55	0.51%
	November	$2,363,671.28	$79,623.83	0.13%	$1,846,305.75	0.37%
	December	$715,208.84	$26,803.97	0.04%	$1,639,230.50	0.33%
2026-	January	$13,553.48	$543.88	0.00%	$706,444.00	0.14%
	February	$0.00	$0.00	0.00%	$13,654.00	0.00%

Total			$63,258,352.79	100.00%	$502,318,316.88	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$565,576,669.67

Ford Credit Auto Lease Trust 2022-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JANUARY 2024	Car	60	26.2%	$6,480	14.48%	37.64%
	CUV	764	42.26%	$2,732	6.23%	12.79%
	SUV	62	50.41%	$6,584	7.61%	16.01%
	TRUCK	71	24.23%	$5,643	10.05%	18.53%

	Total/Average	957	39.01%	$3,432	7.21%	14.88%

FEBRUARY 2024	Car	44	27.50%	$5,563	13.62%	35.18%
	CUV	899	50.45%	$3,313	7.80%	16.14%
	SUV	66	56.90%	$6,030	7.21%	15.45%
	Truck	103	34.92%	$5,564	9.92%	17.70%

	Total/Average	1,112	47.26%	$3,772	8.18%	16.81%

MARCH 2024	Car	42	28.57%	$6,872	15.93%	41.38%
	CUV	738	46.30%	$4,123	9.23%	18.98%
	SUV	56	47.86%	$6,828	8.53%	17.38%
	Truck	143	37.53%	$6,737	11.57%	20.90%

	Total/Average	979	43.72%	$4,778	9.83%	19.87%